Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 99,829	$ 69,803
Investments	120,960	111,992
Trade receivables, net	71,388	60,423
Unbilled revenue	61,721	48,915
Funds held for clients	10,066	9,135
Derivative assets	11,738	35,401
Prepayments and other current assets	24,847	27,385
Total current assets	400,549	363,054
Non-current assets:
Goodwill	135,186	134,008
Intangible assets	89,652	96,624
Property and equipment	60,606	54,796
Derivative assets	3,245	6,581
Deferred tax assets	27,395	16,687
Investments	542	429
Other non-current assets	42,388	31,944
Total non-current assets	359,014	341,069
TOTAL ASSETS	759,563	704,123
Current liabilities:
Trade payables	19,703	14,239
Provisions and accrued expenses	28,826	27,217
Derivative liabilities	6,466	3,947
Pension and other employee obligations	64,617	52,933
Current portion of long term debt	27,740	27,613
Deferred revenue	2,908	5,478
Current taxes payable	1,262	1,322
Other liabilities	15,739	16,015
Total current liabilities	167,261	148,764
Non-current liabilities:
Derivative liabilities	2,289	836
Pension and other employee obligations	9,621	10,680
Long term debt	61,391	89,130
Deferred revenue	571	378
Other non-current liabilities	11,662	18,469
Deferred tax liabilities	11,812	20,800
Total non-current liabilities	97,346	140,293
TOTAL LIABILITIES	264,607	289,057
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 54,834,080 shares and 53,312,559 shares each as at March 31, 2018 and March 31, 2017, respectively)	8,533	8,333
Share premium	371,764	338,284
Retained earnings	364,424	277,988
Other components of equity	(115,534)	(114,854)
Total shareholder's equity, including shares held in treasury	629,187	509,751
Less: 4,400,000 shares as at March 31, 2018 and 3,300,000 shares as at March 31, 2017, held in treasury, at cost	(134,231)	(94,685)
Total shareholders' equity	494,956	415,066
TOTAL LIABILITIES AND EQUITY	$ 759,563	$ 704,123